Trade Receivables and Other Receivables (Details 1) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Trade Receivables And Other Receivables
Government authorities		$ 354	$ 345
Prepaid expenses		205	228
Others		11	10
Other receivables	[1]	$ 570	$ 583	$ 775

[1]	Presented according to the change in the Company's functional and presentation currency from NIS to U.S. dollars, effective January 1, 2018. See note 1.E.